Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes
Schedule of future minimum principal payments under the convertible notes

The future minimum principal payments under the Convertible Notes, if not otherwise converted pursuant to the terms above, as of December 31, 2024 are as follows:

Principal
Years ended December 31,	Payments
2025	$—
2026	28,298
Thereafter	—
Total	$28,298